Assets Pledged and Received as Collateral - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Loaned securities for which the borrowers have the right to sell or repledge	¥ 14,260,889	¥ 13,243,816
Fair value of securities and bills accepted as collateral	16,259,185	16,777,657
Fair value of securities sold or repledged to others	¥ 10,932,766	¥ 12,023,020